Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Subscribed capital	Treasury shares	Capital reserves	Translation reserve	Cash flow hedge reserve	Reserve for hedges of a net investment in foreign operation	Reserve for actuarial gains (losses) on defined benefit plans	Retained Earnings
Number of common shares, Beginning of Period (in shares) at Dec. 31, 2016		59,320,214
Equity, Beginning of Period at Dec. 31, 2016	$ 55,743	$ 83,770	$ (3,773)	$ 139,399	$ 4,237	$ 793	$ (16,055)	$ (21,006)	$ (131,622)
Entity Information [Line Items]
Profit for the period	35,243								35,243
Other comprehensive income, net of tax	60				(7,338)	(792)	8,740	(550)
Total comprehensive income, net of tax all attributable to equity holders of the parent	35,303				(7,338)	(792)	8,740	(550)	35,243
Dividends paid	(21,955)			(21,955)
Share based payments	3,209			3,209
Number of common shares, End of Period (in shares) at Jun. 30, 2017		59,320,214
Equity, End of Period at Jun. 30, 2017	72,300	$ 83,770	(3,773)	120,653	(3,101)	1	(7,315)	(21,556)	(96,379)
Entity Information [Line Items]
Beginning of period, as adjusted	91,314	$ 83,770	(3,773)	102,529	(1,312)	(314)	(1,486)	(23,198)	(64,902)
Number of common shares, Beginning of Period (in shares) at Dec. 31, 2017		59,320,214
Equity, Beginning of Period at Dec. 31, 2017	99,856
Entity Information [Line Items]
Profit for the period	76,919								76,919
Other comprehensive income, net of tax	(14,833)				(13,421)	(1,557)	(8)	153
Total comprehensive income, net of tax all attributable to equity holders of the parent	62,086				(13,421)	(1,557)	(8)	153	76,919
Dividends paid	(23,808)			(23,808)
Share-based payments (in shares)		401,737
Share based payments	1,214	$ 484	16	714
Number of common shares, End of Period (in shares) at Jun. 30, 2018		59,721,951
Equity, End of Period at Jun. 30, 2018	$ 130,806	$ 84,254	$ (3,757)	$ 79,435	$ (14,733)	$ (1,871)	$ (1,494)	$ (23,045)	$ 12,017